Consolidated Balance Sheet	Mar. 31, 2016 USD ($)
CURRENT ASSETS:
Cash	$ 210,169
Total current assets	210,169
CURRENT LIABILITIES
Accounts Payable and accrued expenses	37,500
Customer deposits	45,930
Accounts Payable - related party	31,500
Total Current Liabilities	114,930
STOCKHOLDERS' EQUITY
Preferred stock; par value $0.0001; 200,000,000 share authorized; no shares issued and outstanding
Common stock; par value $0.0001; 600,000,000 share authorized; 155,560,000 shares issued and outstanding	15,556
Additional paid-in capital	555,444
Accumulated deficit	(475,761)
Total Stockholders' Equity	95,239
Total Liabilities and Stockholders' Equity	$ 210,169